Prospectus Supplement dated Oct. 15, 2004*

Product Name                                                                    Prospectus Form #

American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
American Express Retirement Advisor Select Plus(SM) Variable Annuity            S-6273 D (8/04)

American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
American Express Retirement Advisor Select Plus(SM) Variable Annuity NY         S-6362 A (10/04)

The following FUND NAME changes will be effective on Oct. 15, 2004:

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
Old Name                                                                 New  Name
INVESCO VIF - Financial Services Fund, Series I Shares                   AIM V.I. Financial Services Fund, Series I Shares

INVESCO VIF - Technology Fund, Series I Shares                           AIM V.I. Technology Fund, Series I Shares



S-6273-2 A (10/04)

*Valid until next prospectus update.
Destroy May 1, 2005